Warrant Liability (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Liabilities Text Block Abstract
Schedule of the warrant liability
	Warrants Nov 3, 2021	Warrants Jan 11, 2022	Total
Balance-January 1, 2020	$-	$-	$-
Warrants issued	2,946,066	-	2,946,066
Impact of warrants exercised during the period	(385,190)	-	(385,190)
Change in fair value	(384,190)	-	(384,190)
Balance-December 31, 2021	$2,176,686	$-	$2,176,686
Warrants issued	-	10,038,418	10,038,418
Exercise of the pre-funded warrants	-	(2,560,400)	(2,560,400)
Change in fair value	(1,462,412)	(3,982,523)	(5,444,935)
Balance-June 30, 2022	$714,274	$3,495,495	$4,209,769

Total number of liability warrants- June 30, 2022	1,892,857	9,999,999

Schedule of the residual value method under IAS 32 was utilized to allocate the total proceeds of the issuance
	Units and Prefunded Units	Over allotment warrants
Gross Proceeds	$19,999,999	$13,045
Less: Total fair value of warrant liability	(9,063,025)	(975,393)
Residual value to common shares	$10,936,974	-
Day one loss-change in fair value opening	-	$(962,350)